Related Party Transactions	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Related Party Transactions
35.	RELATED PARTY TRANSACTIONS
Balances and transactions within the Group had been eliminated upon consolidation. In addition to the aforementioned notes, details of transactions between the Group and other related parties were disclosed as follows:

a.	Related parties

Related Parties	Relationship with the Group

ASE Environmental Protection and Sustainability Foundation	Substantial related party
ASE Cultural and Educational Foundation	Substantial related party

b.	Loans to related parties
Interest revenue

	For the Year Ended December 31
Relationship and Name of Related Party	2022	2023	2024
	NT$	NT$	NT$	US$ (Note 4)

HC	$-	$-	$29,960	$914

c.	Contribution to related party

	For the Year Ended December 31
Relationship and Name of Related Party	2022	2023	2024
	NT$	NT$	NT$	US$ (Note 4)

Substantial related party
ASE Environmental Protection and Sustainability Foundation	$100,000	$100,000	$100,000	$3,050
ASE Cultural and Educational Foundation	20,000	25,000	12,500	381

	$120,000	$125,000	$112,500	$3,431

d.
ASE entered into a joint development agreement with HC in accordance with the spirit of joint construction principle in June 2020. The agreement stipulated that HC will build plant on the leased land on which that ASE and its affiliates would have the priority purchase right. In August 2024, the board of directors of ASE resolved to purchase such completed plant from HC with NT$5,263,000 thousand (US$160,506 thousand). The transaction price was determined based on the appraisal report issued by independent professional firms. The transaction has been approved by HC’s special shareholders’ meeting in September 2024 and fully paid. In addition, if HC does not carry out the construction agreed with the Bureau of Industrial Parks, Ministry of Economic Affairs, based on the Group’s instruction, the Group will undertake a portion of HC’s unrecoverable guaranteed deposit.

e.
ASE entered into a joint construction and allocation of housing units agreement with HC in August 2021. The agreement stipulated that ASE and HC should provide a part of land located in Kaohsiung and funds, respectively, for the joint construction of plant and consulted with professional appraisal firms to evaluate the allocation ratio of the value under joint construction. After the completion of the plant construction, ASE and its subsidiaries would have the priority to purchase the property obtained by HC based on the agreed proportion of joint construction. In August 2023, the board of directors resolved to purchase
 74.46% building ownership and the corresponding land holdings by NT$1,666,600 thousand based on the agreed proportion of joint construction.

f.
ASE entered into a joint construction and allocation of housing units agreement with HC in April 2022. The agreement stipulated that ASE and HC provided a part of land located in Chung-Li and funds, respectively, for joint construction of plant and consulted with professional appraisal firm to evaluate the allocation ratio of the value under joint construction. After the completion of the plant construction, ASE would have the priority to purchase the property which obtained by HC based on the agreed proportion of joint construction.

g.
ASE entered into a joint construction and allocation of housing units agreement with HC in June 2024. The agreement stipulated that ASE and HC will provide a part of land located in Kaohsiung and funds, respectively, for joint construction of plant and consulted with professional appraisal firms to evaluate the allocation ratio of the value under joint construction. After the completion of the plant construction, ASE and its subsidiaries would have the priority to purchase the property obtained by HC based on the agreed proportion of joint construction.

h.	Compensation to key management personnel

	For the Year Ended December 31
	2022	2023	2024
	NT$	NT$	NT$	US$ (Note 4)

Short-term employee benefits	$1,962,298	$1,390,127	$1,350,476	$41,186
Post-employment benefits	4,344	3,841	3,288	100
Share-based payments	445,287	21,033	229,697	7,005

	$2,411,929	$1,415,001	$1,583,461	$48,291

The
compensation to the Group’s key management personnel was determined according to personal performance and market trends.